Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Lessor Disclosure [Abstract]
Finance leases, net selling gain (loss)	$ 23	$ (24)	$ 14	$ (321)